Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended	91 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000099278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.04%		4.06%		5.58%
C000099279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.31%		4.28%		5.78%
C000189665 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.58%		4.44%	7.18%
C000099280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.10%		2.58%		4.69%
C000099281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.84%		3.04%		4.53%
C000099282 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		3.55%		5.04%
C000189666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.31%		4.28%	7.01%
C000131610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.51%		4.43%		5.93%
C000236116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.54%	2.67%
C000015882 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.98%		3.35%		6.05%
C000015884 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.19%		3.55%		6.26%
C000189663 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.39%		3.71%	6.40%
C000015883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.97%		1.88%		5.16%
C000050996 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.64%		2.33%		4.99%
C000050997 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.33%		2.84%		5.52%
C000189664 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.24%		3.56%	6.24%
C000131605 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.46%		3.72%		6.42%
Without Sales Load [Member] | C000099280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.73%		3.81%		5.31%
Without Sales Load [Member] | C000015883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%		3.10%		5.78%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI ACWI (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%	10.49%
MSCI ACWI (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	9.24%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%	13.69%
S&P 500 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%	14.35%
S&P Developed REIT [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.86%		1.21%		3.89%
S&P Developed REIT (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.86%		1.21%	3.67%
S&P Developed REIT (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.86%	(0.36%)
FTSE NAREIT All Equity REITs [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.09%		4.09%		6.72%
FTSE NAREIT All Equity REITs (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.09%		4.09%	6.31%